Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Intangible Assets And Goodwill (Tables) [Abstract]
Schedule Of Finite Lived Intangible Assets By Major Class Text Block
	2011		2010
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Amortizable Intangible Assets
Non-compete Agreements	$257,466	$(186,659)	$243,575	$(167,801)
Technology	110,866	(32,582)	110,850	(25,346)
License and distribution agreements	223,828	(80,622)	233,460	(70,189)
Self-developed Software	55,600	(28,193)	46,955	(21,861)
Other	317,579	(227,274)	286,021	(214,382)
Construction in progress	58,661	-	55,781	-
	$1,024,000	$(555,330)	$976,642	$(499,579)

Schedule Of Indefinite Lived Intangible Assets By Major Class Text Block
	2011	2010
	Carrying	Carrying
	Amount	Amount
Non-amortizable Intangible Assets
Tradename	$209,640	$210,424
Management contracts	8,342	5,057
	$217,982	$215,481

Total Intangible Assets	$686,652	$692,544

Schedule Of Finite Lived Intangible Assets Amortization Expense [Text Block]
Amortization Expense
2009	$60,225
2010	$70,294
2011	$77,845

Finite Lived Intangible Assets Future Amortization Expense [Text Block]
Estimated Amortization Expense
2012	$70,716
2013	$66,543
2014	$63,162
2015	$61,096
2016	$59,968

Schedule Of Goodwill Text Block
	North
	America	International	Corporate	Total
Balance as of January 1, 2010	$6,694,711	$656,906	$159,817	$7,511,434
Goodwill acquired	115,040	314,338	132	429,510
Reclassifications	214,706	-	-	214,706
Foreign Currency Translation Adjustment	288	(15,470)	-	(15,182)
Balance as of December 31, 2010	$7,024,745	$955,774	$159,949	$8,140,468

Goodwill acquired	517,213	626,863	-	1,144,076
Reclassifications	(226,900)	(20,449)	247,480	131
Foreign Currency Translation Adjustment	(436)	(98,099)	511	(98,024)
Balance as of December 31, 2011	$7,314,622	$1,464,089	$407,940	$9,186,650